Schedule of investments
Delaware Tax-Free Arizona Fund	May 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.58%
Education Revenue Bonds — 27.64%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	$ 995,860
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	322,984
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	257,468
144A 6.00% 7/1/47 #	400,000	407,380
(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) Series A 5.00% 7/15/49	375,000	362,205
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	501,050
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	627,410
Series A 2.375% 7/1/52	1,205,000	704,491
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/51	1,230,000	1,065,303
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	358,477
(Social Bonds - Equitable School) Series A 4.00% 11/1/50	1,600,000	1,435,968
Arizona State University Revenue System
Series A 5.00% 7/1/43	1,000,000	1,058,690
City of Phoenix, Arizona Industrial Development Authority Revenue
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	997,950
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	249,168
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	1,225,000	1,232,570
(Creighton University Project) 4.00% 7/1/50	1,000,000	923,690
(Great Hearts Arizona Projects) Series A 5.00% 7/1/52	725,000	726,892
(Highland Prep Projects) Series A 4.00% 7/1/56	2,000,000	1,662,360
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	772,801
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Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #	750,000	$ 670,613
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	462,740
		15,796,070
Electric Revenue Bonds — 6.02%
Mesa, Arizona Utility System Revenue
4.00% 7/1/42	550,000	546,502
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	55,000	14,575
Series AAA 5.25% 7/1/25 ‡	35,000	9,275
Series WW 5.00% 7/1/28 ‡	550,000	145,750
Series XX 4.75% 7/1/26 ‡	35,000	9,275
Series XX 5.75% 7/1/36 ‡	125,000	33,125
Series ZZ 4.75% 7/1/27 ‡	30,000	7,950
Series ZZ 5.25% 7/1/24 ‡	45,000	11,925
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/47	1,500,000	1,596,900
Series A 5.00% 1/1/50	1,000,000	1,063,890
		3,439,167
Healthcare Revenue Bonds — 22.96%
Arizona Health Facilities Authority Hospital System Revenue
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	500,000	502,815
Arizona Industrial Development Authority Revenue
(Children's National Prince George's County Regional Medical Center) Series A 4.00% 9/1/46	2,250,000	2,051,347
(Great Lakes Senior Living Communities LLC Project First Tier) Series A 5.00% 1/1/54	145,000	87,061
(Great Lakes Senior Living Communities LLC Project Fourth Tier) 144A 7.75% 1/1/54 #	150,000	65,183
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	55,000	26,234
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.125% 1/1/54	65,000	$ 30,247
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 144A 5.00% 1/1/49 #	500,000	213,960
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	1,000,000	932,210
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	150,000	128,462
5.25% 11/15/46	415,000	324,020
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/56	1,000,000	871,220
(Sun Health Services) Series A 5.00% 11/15/48	1,000,000	947,490
(The Beatitudes Campus Project) 5.00% 11/15/45	200,000	162,958
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	275,000	244,997
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	975,000
Series F 4.00% 1/1/45	1,750,000	1,671,145
Maricopa County, Arizona Industrial Development Authority Hospital Revenue
(HonorHealth) Series A 3.00% 9/1/51	975,000	717,249
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	299,983
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	325,000	290,732
5.00% 7/1/30	105,000	109,046
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Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	800,000	$ 476,104
Yavapai County, Arizona Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center) 4.00% 8/1/43	1,500,000	1,399,830
Yuma, Arizona Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	295,251
Series A 5.25% 8/1/32	300,000	300,516
		13,123,060
Industrial Development Revenue/Pollution ControlRevenue Bonds — 7.24%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	450,000	27,000
Series A 144A 7.75% 7/1/50 #, ‡	285,000	17,100
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	750,000	766,012
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	15,000,000	1,205,250
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,124,280
		4,139,642
Lease Revenue Bonds — 2.63%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,000,710
Tucson and Pima County, Arizona Industrial Development Authority Revenue
Series A 4.70% 7/1/43 (GNMA)	500,000	502,200
		1,502,910
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 4.20%
City of Goodyear, Arizona
3.00% 7/1/39	750,000	$ 630,675
Maricopa County, Arizona High School District No. 214 Tolleson Union High School
(School Improvement Project) Series B 4.00% 7/1/37	1,000,000	1,010,800
Maricopa County, Arizona Unified School District No. 95 Queen Creek
(School Improvement Project) 4.00% 7/1/35	500,000	510,025
Pinal County, Arizona Community College District
4.00% 7/1/31	250,000	252,490
		2,403,990
Special Tax Revenue Bonds — 17.01%
City of Bullhead, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	673,110
4.00% 7/1/52	1,035,000	942,533
City of Phoenix, Arizona Civic Improvement Airport Revenue
Series A 5.00% 7/1/41	500,000	504,905
Commonwealth of Puerto Rico
(Restructured) 3.001% 11/1/43 •	1,381,583	858,308
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	1,871,473	1,822,347
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	300,000	321,078
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.565% 7/1/51 ^	3,179,000	756,062
Series A-1 5.615% 7/1/46 ^	1,180,000	377,954
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,469,394
Series A-2 4.329% 7/1/40	1,000,000	996,870
		9,722,561
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Schedule of investments
Delaware Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bond — 0.32%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/46	200,000	$ 180,886
		180,886
Transportation Revenue Bonds — 5.38%
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series B 4.00% 7/1/37 (AMT)	2,250,000	2,202,908
Series B 5.00% 7/1/49 (AMT)	400,000	408,504
(Senior Lien) 4.00% 7/1/48 (AMT)	500,000	464,935
		3,076,347
Water & Sewer Revenue Bonds — 3.18%
Goodyear, Arizona Water & Sewer Revenue
Second Series 4.00% 7/1/45 (AGM)	1,000,000	962,310
Mesa, Arizona Utility System Revenue
4.00% 7/1/31	850,000	854,905
		1,817,215
Total Municipal Bonds (cost $59,005,259)		55,201,848

Short-Term Investments — 1.81%
Variable Rate Demand Note — 1.81%¤
City of Phoenix, Arizona Health Care Facilities Revenue
(Mayo Clinic) Series B 3.70% 11/15/52 (SPA - Northern Trust)	1,035,000	1,035,000
Total Short-Term Investments (cost $1,035,000)		1,035,000
Total Value of Securities—98.39% (cost $60,040,259)		56,236,848

Receivables and Other Assets Net of Liabilities—1.61%		920,042
Net Assets Applicable to 5,636,903 Shares Outstanding—100.00%		$57,156,890
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2024, the aggregate value of Rule 144A securities was $5,099,040, which represents 8.92% of the Fund’s net assets.
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(Unaudited)
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2024.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
GNMA – Government National Mortgage Association
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
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